UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler      Los Angeles, CA         5/2/2008
   --------------------------   ---------------------     ---------
          [Signature]               [City, State]           [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             41
                                               -------------

Form 13F Information Table Value Total:          $ 1,738,035
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE    SHARED  NONE
ALLSCRIPTS HEALTHCARE SOLUTI   COM              01988P108   12,601   1,221,000 SH       Sole       0          1,221,000    0      0
AMBAC FINL GROUP INC           COM              023139108   35,568   6,185,786 SH       Sole       0          6,185,786    0      0
AMERICAN INTL GROUP INC        COM              026874107    2,201      50,900 SH       Sole       0             50,900    0      0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106  137,169   7,833,731 SH       Sole       0          7,833,731    0      0
AMERICAN EXPRESS CO            COM              025816109    2,151      49,200 SH       Sole       0             49,200    0      0
ASHLAND INC NEW                COM              044209104   45,058     952,600 SH       Sole       0            952,600    0      0
BIG LOTS INC                   COM              089302103   22,300   1,000,000 SH       Sole       0          1,000,000    0      0
BLOCK H & R INC                COM              093671105   82,926   3,994,500 SH       Sole       0          3,994,500    0      0
BURLINGTON NORTHN SANTA FE C   COM              12189T104   45,806     496,700 SH       Sole       0            496,700    0      0
CHEMED CORP NEW                COM              16359R103    6,078     144,018 SH       Sole       0            144,018    0      0
CITIGROUP INC                  COM              172967101    2,183     101,900 SH       Sole       0            101,900    0      0
CSX CORP                       COM              126408103   20,746     370,000 SH       Sole       0            370,000    0      0
ECHOSTAR CORP                  CL A             278768106   28,567     967,049 SH       Sole       0            967,049    0      0
EXELON CORP                    COM              30161N101   21,898     269,448 SH       Sole       0            269,448    0      0
FREEPRT-MCMORAN COPPER & GO    COM              35671D857  109,272   1,135,652 SH       Sole       0          1,135,652    0      0
GENWORTH FINL INC              COM CL A         37247D106    2,248      99,300 SH       Sole       0             99,300    0      0
HEALTH MGMT ASSOC INC NEW      CL A             421933102   28,887   5,460,600 SH       Sole       0          5,460,600    0      0
INNOPHOS HOLDINGS INC          COM              45774N108   15,823     983,407 SH       Sole       0            983,407    0      0
LEAP WIRELESS INTL INC         COM NEW          521863308   33,832     726,003 SH       Sole       0            726,003    0      0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107   23,325   2,500,000 SH       Sole       0          2,500,000    0      0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115    2,650   1,250,000 SH       Sole       0          1,250,000    0      0
MACYS INC                      COM              55616P104   34,295   1,487,221 SH       Sole       0          1,487,221    0      0
MARTIN MARIETTA MATLS INC      COM              573284106   44,974     423,600 SH       Sole       0            423,600    0      0
MBIA INC                       COM              55262C100   24,486   2,003,753 SH       Sole       0          2,003,753    0      0
MERRILL LYNCH & CO INC         COM              590188108    2,159      53,000 SH       Sole       0             53,000    0      0
MICRON TECHNOLOGY INC          COM              595112103   97,750  16,373,600 SH       Sole       0         16,373,600    0      0
MICROSOFT CORP                 COM              594918104  156,933   5,529,700 SH       Sole       0          5,529,700    0      0
MOTOROLA INC                   COM              620076109   86,415   9,291,900 SH       Sole       0          9,291,900    0      0
MYLAN INC                      COM              628530107  126,879  10,937,885 SH       Sole       0         10,937,885    0      0
NOKIA CORP                     SPONSORED ADR    654902204  129,753   4,076,423 SH       Sole       0          4,076,423    0      0
NRG ENERGY INC                 COM NEW          629377508   29,833     765,138 SH       Sole       0            765,138    0      0
NYSE EURONEXT                  COM              629491101    2,203      35,700 SH       Sole       0             35,700    0      0
OMNICARE INC                   COM              681904108   44,529   2,452,021 SH       Sole       0          2,452,021    0      0
QUALCOMM INC                   COM              747525103   89,563   2,184,469 SH       Sole       0          2,184,469    0      0
RESEARCH IN MOTION LTD         COM              760975102   21,739     193,700 SH       Sole       0            193,700    0      0
SLM CORP                       COM              78442P106   19,846   1,292,900 SH       Sole       0          1,292,900    0      0
SOLUTIA INC                    COM NEW          834376501    7,470     533,543 SH       Sole       0            533,543    0      0
SPRINT NEXTEL CORP             COM SER 1        852061100   97,926  14,637,700 SH       Sole       0         14,637,700    0      0
FIRST AMERN CORP CALIF         COM              318522307    2,128      62,700 SH       Sole       0             62,700    0      0
UNION PAC CORP                 COM              907818108   10,225      81,555 SH       Sole       0             81,555    0      0
XM SATELLITE RADIO HLDGS INC   CL A             983759101   27,640   2,378,681 SH       Sole       0          2,378,681    0      0


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